RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Related Party Transaction [Line Items]
Percentage Of Annual Management Fee	0.50%
Due To Affiliate	$ 8,649,793	$ 7,990,511